Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000048888_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® New Markets Income Fund
C000048888_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000048888_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,470
C000048888_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,633
C000048888_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,651
C000048888_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,920
C000048888_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,514
C000048888_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,265
C000048888_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,270
C000048888_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,844
C000048888_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,715
C000048888_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,751
C000048888_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000048888_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048888_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,019
C000048888_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,046
C000048888_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,491
C000048888_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,148
C000048888_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,921
C000048888_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,710
C000048888_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,490
C000048888_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,764
C000048888_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,599
C000048888_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,543
C000048888_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000048888_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048888_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,015
C000048888_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,145
C000048888_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,627
C000048888_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,376
C000048888_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,079
C000048888_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,826
C000048888_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,367
C000048888_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,628
C000048888_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,454
C000048888_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,377
C000206231_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000206231_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206231_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,010
C000206231_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,117
C000206231_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,630
C000206231_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,424
C000206231_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,715
C000206231_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,082
C000206231_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,841
C000206231_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206231_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206231_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,094
C000206231_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,549
C000206231_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,228
C000206231_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,043
C000206231_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,093
C000206231_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000206231_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,945
C000206231_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000206231_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206231_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,077
C000206231_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,592
C000206231_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,201
C000206231_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,982
C000206231_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,851
C000206231_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,944
C000206231_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,659
C000206228_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000206228_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000206228_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,607
C000206228_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,628
C000206228_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,074
C000206228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,835
C000206228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,185
C000206228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,426
C000206228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,110
C000206228_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206228_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206228_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,094
C000206228_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,549
C000206228_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,228
C000206228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,043
C000206228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,093
C000206228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000206228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,945
C000206228_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000206228_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206228_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,077
C000206228_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,592
C000206228_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,201
C000206228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,982
C000206228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,851
C000206228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,944
C000206228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,659
C000206230_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000206230_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206230_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,010
C000206230_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,106
C000206230_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,606
C000206230_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,397
C000206230_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,675
C000206230_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,025
C000206230_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,778
C000206230_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206230_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206230_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,094
C000206230_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,549
C000206230_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,228
C000206230_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,043
C000206230_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,093
C000206230_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000206230_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,945
C000206230_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000206230_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206230_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,077
C000206230_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,592
C000206230_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,201
C000206230_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,982
C000206230_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,851
C000206230_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,944
C000206230_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,659
C000206229_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000206229_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206229_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,002
C000206229_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,978
C000206229_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,355
C000206229_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,036
C000206229_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,280
C000206229_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,470
C000206229_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,066
C000206229_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206229_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206229_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,094
C000206229_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,549
C000206229_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,228
C000206229_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,043
C000206229_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,093
C000206229_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000206229_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,945
C000206229_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000206229_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206229_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,077
C000206229_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,592
C000206229_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,201
C000206229_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,982
C000206229_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,851
C000206229_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,944
C000206229_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,659
C000206232_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000206232_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,600
C000206232_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,607
C000206232_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,621
C000206232_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,067
C000206232_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,835
C000206232_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,177
C000206232_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,426
C000206232_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,101
C000206232_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
C000206232_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206232_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,094
C000206232_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,549
C000206232_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,228
C000206232_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,043
C000206232_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,093
C000206232_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000206232_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,945
C000206232_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified Index
C000206232_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000206232_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,077
C000206232_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,592
C000206232_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,201
C000206232_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,982
C000206232_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,851
C000206232_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,944
C000206232_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,659